Redeemable Series A and Series B Stock and Non-Controlling Interest - Additional Information (Details) - USD ($)		1 Months Ended				12 Months Ended
	Jun. 07, 2021	Jun. 30, 2021	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018	Jul. 31, 2016
Minority Interest [Line Items]
Redemption value stock						$ 0
Redeemable shares authorized		200,000,000				200,000,000	200,000,000
Preferred stock, shares issued		0				0	0
Stock issued during period, value		$ 0				$ 0	$ 0
Redemption value of preferred stock						$ 0
April 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Put Right Redeemable Shares				17,919,217
April 2018 Series B Redeemable Cumulative Series B Stock
Minority Interest [Line Items]
Conversion of stock, shares		1,650,000
July 2018 Redemption of Cumulative Series B Redeemable Shares
Minority Interest [Line Items]
Conversion of stock, shares						1,134,946
Fair value of stock converted		$ 16,500,000
Series B Stock
Minority Interest [Line Items]
Stock repurchased during period, shares			1,134,946
Sale of stock, price per share		$ 10.00				$ 10.00
Accrued Dividends		$ 3,100,000				$ 3,100,000
Repurchase of preferred stock shares		2,889,786				2,889,786
Payments for repurchase		$ 28,900,000
TGAM
Minority Interest [Line Items]
Stock repurchased during period, shares	2,889,507
TGAM | Series B Stock
Minority Interest [Line Items]
Repurchase of stock price per share			$ 7.30
Redeemable shares authorized				28,570,883
Proceeds from issuance of stock				$ 40,000,000.0
Proceeds from issuance of stock, net of issuance cost				$ 39,700,000
Sale of stock, price per share				$ 7.05
stock, dividend rate, percentage				5.00%
Unpaid cumulative dividend						$ 0
Repurchase of preferred stock shares			1,134,947
Payments for repurchase			$ 8,290,000
Splinter Group | July 2016 Noncontrolling Redeemable Interest
Minority Interest [Line Items]
Stock issued during period, value									$ 1,400,000
Put Option
Minority Interest [Line Items]
Stock issued during period, value				$ 12,483,700
Put Option | Series A
Minority Interest [Line Items]
Shares subject to accretion in carrying value, shares			1,134,946
Put Option | April 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Conversion of stock, shares				17,919,218
Shares not classified as stockholders equity				17,919,217
Redeemable stock, shares issued				20,785,643
Temporary equity accretion of dividends						152,300,000	7,800,000
Temporary equity accretion of retained earnings						25,100
Additional paid in capital		133,000,000.0				133,000,000.0
Redemption value stock						0	37,800,000
Dividend accretion						152,300,000	7,800,000
Redemption value of preferred stock						0	37,800,000
Put Option | Series A Stock
Minority Interest [Line Items]
Temporary equity accretion of dividends						3,100,000	0
Temporary equity accretion of retained earnings						0
Additional paid in capital		133,000,000.0				133,000,000.0
Redemption value stock						$ 0
Redemption terms description						the put is contingent upon the Series B holder exercising its put right. The contingent put right in the 1,134,946 Series A shares becomes exercisable in April 2025, or 6.75 years from the July 2018 issuance date (the put right held by the holder of the Series B shares and held by the holder of the 1,134,946 Series A shares, become exercisable on the same date, or April 4, 2025).
Proceeds from issuance of stock			$ 8,300,000
Preferred stock, shares issued			1,134,946
Dividend accretion						$ 3,100,000	0
Redemption value of preferred stock						0
Carrying value of common stock							8,300,000
Put Option | Series B Stock
Minority Interest [Line Items]
Shares not classified as stockholders equity				4,539,788
Temporary equity accretion of dividends						5,800,000	5,000,000.0
Temporary equity accretion of retained earnings						0
Additional paid in capital		$ 5,800,000				5,800,000
Redemption value stock				$ 5,674,733		0	42,700,000
Preferred stock, shares issued				4,539,786
Stock issued during period, value								$ 39,700,000
Dividend accretion						5,800,000	5,000,000.0
Redemption value of preferred stock				$ 5,674,733		0	42,700,000
Put Option | Series A
Minority Interest [Line Items]
Redeemable stock, shares issued			1,134,946
Sale of stock, price per share			$ 20.86
Put Option | Tamarack Cellars
Minority Interest [Line Items]
Stock issued during period, shares, acquisition					372,387
Shares not classified as stockholders equity					372,387
Shares subject to accretion in carrying value, shares					372,387
Temporary equity accretion of dividends						1,100,000	0
Temporary equity accretion of retained earnings					$ 0
Additional paid in capital								$ 1,100
Dividend accretion						$ 1,100,000	0
Put Option | Tamarack Cellars | Series A
Minority Interest [Line Items]
Carrying value of common stock							$ 2,600,000
Put Option | Tamarack Cellars | January 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Conversion of stock, shares				372,387
Put Option | Tamarack Cellars | Series A
Minority Interest [Line Items]
Conversion of stock, shares				372,387
Put Option | Major Investor | April 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Redeemable stock, shares issued				17,919,218
Put Option | Splinter Group | July 2016 Noncontrolling Redeemable Interest
Minority Interest [Line Items]
Minimum capital stock sold percentage on outstanding capital stock			25.00%
Minimum assets sold percentage on aggregate value of assets									25.00%